Property and equipment, net	6 Months Ended
Jun. 30, 2020
Property Plant And Equipment [Abstract]
Property and equipment, net
11	Property and equipment, net

Property and equipment consist of the following:

	As of
	December 31, 2019	June 30, 2020

Cost:
Office equipment	4,541	4,647
Leasehold improvements	1,645	1,634
Furniture and fixtures	757	795
Total cost	6,943	7,076
Less: Accumulated depreciation	(6,266)	(6,431)
Exchange differences	(141)	(134)
Property and equipment, net	536	511

11	Property and equipment, net (Continued)

Depreciation of property and equipment recognized for the six months ended June 30, 2019 and 2020 are summarized as follows:

	For the six months ended June 30,
	2019	2020

Cost of revenues	1	1
Research and development	29	28
Sales and marketing expenses	86	27
General and administrative expenses	188	88
Total	304	144